Average Annual Total Returns - Retail Other - Vanguard Total International Stock Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 10 Years	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 10 Years
Total	11.16%	9.02%	5.05%	10.57%	8.26%	4.35%	6.97%	6.97%	3.87%	11.24%	9.07%	5.22%	11.12%	8.98%	5.06%	11.24%	9.07%	5.18%